Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Dec. 27, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,762.72	$ 22,975.25	$ 20,300.09	$ 26,561.75	$ 19,071.86	$ 15,592.17	$ 14,108.35		$ 12,109.77	$ 10,417.45	$ 10,356.95	$ 10,000.00
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,464.76	17,404.39	15,412.75	20,210.14	14,549.64	11,921.51	10,813.91	$ 10,000.01
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,145.00	17,156.39	15,235.93	20,025.54	14,448.00	11,868.10	10,795.76	$ 10,000.01
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 25,363.21	22,657.59	20,044.63	26,250.67	18,868.76	15,446.20	14,005.05		12,048.89	10,382.33	10,338.00	9,999.98
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,115.15	21,646.49	19,263.91	25,364.29	18,329.75	15,078.91	13,740.41		11,872.73	10,282.90	10,285.80	10,000.01
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 22,770.35	20,618.12	18,468.78	24,473.43	17,790.20	14,709.26	13,471.66		11,694.81	10,177.32	10,235.50	10,000.01
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 23,234.72	20,829.25	18,494.11	24,294.35	17,517.81	14,390.75	13,085.28		11,286.97	9,753.80	9,739.97	9,449.93
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882.19	26,650.49	22,985.55	25,892.68	19,740.44	16,189.08	15,729.53		13,145.02	11,309.09	10,047.79	10,000.00
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,408.32	23,019.29	20,370.88	27,787.57	20,557.39	16,637.84	15,701.58		12,555.50	10,963.31	10,246.35	10,000.00
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 24,959.50	$ 20,772.48	$ 19,166.94	$ 22,501.81	$ 15,931.86	$ 14,652.92	$ 14,573.63		$ 12,361.63	$ 10,993.93	$ 10,002.30	$ 10,000.00